Joint Arrangements (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of joint ventures [line items]
Disclosure of joint operations
The following table lists the Company’s significant subsidiaries and jointly-controlled entities and their respective places of incorporation, continuance or organization, as the case may be, and the Company’s percentage equity interest (to the nearest whole number) as at December 31, 2018. All of the entities listed below, except as otherwise indicated, are 100 percent beneficially owned, or controlled or directed, directly or indirectly, by the Company.

Significant Subsidiaries and Joint Operations	%	Jurisdiction
Husky Oil Operations Limited	100	Alberta
Husky Energy International Corporation	100	Alberta
Lima Refining Company	100	Delaware
Husky Marketing and Supply Company	100	Delaware
Husky Oil Limited Partnership	100	Alberta
Husky Terra Nova Partnership	100	Alberta
Husky Downstream General Partnership	100	Alberta
Husky Energy Marketing Partnership	100	Alberta
Sunrise Oil Sands Partnership	50	Alberta
BP-Husky Refining LLC	50	Delaware

Husky-CNOOC Madura Ltd.
Disclosure of joint ventures [line items]
Disclosure of joint ventures
Summarized below is the financial information for Husky-CNOOC Madura Ltd. accounted for using the equity method:

Results of Operations
($ millions, except share of equity investment)	2018	2017
Revenues	441	97
Expenses	(273)	(80)
Net earnings	168	17
Share of equity investment (percent)	40%	40%
Proportionate share of equity investment	51	12

Balance Sheets
($ millions, except share of equity investment)	December 31, 2018	December 31, 2017
Current assets(1)	373	152
Non-current assets	2,072	1,993
Current liabilities	(123)	(106)
Non-current liabilities(2)	(1,917)	(1,813)
Net assets	405	226
Share of net assets (percent)	40%	40%
Carrying amount in balance sheet	650	553

(1)	Includes cash and cash equivalents of $203 million (2017 – $26 million).

(2)
Includes deferred revenue of $2 million (2017 - nil) related to take-or-pay commitments, with respect to natural gas production volumes from the BD Project, not taken by the purchaser. As per the terms of the agreement, the purchaser has until the end of the agreement to take these volumes.

BP-Husky Refining LLC
Disclosure of joint ventures [line items]
Disclosure of joint ventures
Summarized below is the financial information for HMLP accounted for using the equity method:

Results of Operations
($ millions, except share of equity investment)	2018	2017
Revenues	296	294
Expenses	(177)	(107)
Net earnings	119	187
Share of equity investment (percent)	35%	35%
Proportionate share of equity investment	18	49

Balance Sheet
($ millions, except share of net assets)	December 31, 2018	December 31, 2017
Current assets(1)	115	152
Non-current assets	2,849	2,617
Current liabilities	(153)	(75)
Non-current liabilities	(825)	(690)
Net assets	1,986	2,004
Share of net assets (percent)	35%	35%
Carrying amount in balance sheet	669	685

(1)	Current assets include cash and cash equivalents of $16 million (2017 – $28 million).